CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2018	Sep. 30, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 3,254,700	$ 5,449,000
Accounts receivable, net	63,300	6,500
Prepaid insurance	57,900	57,200
Note receivable - related party		159,500
Prepaid expenses and other current assets	134,700	22,000
Total current assets	3,510,600	5,694,200
Property and equipment, net	110,800	120,700
Intangible assets, net	116,500	60,200
Investment in Arcadian		195,900
Goodwill	1,386,800
Other assets	27,100	25,100
TOTAL ASSETS	5,151,800	6,096,100
CURRENT LIABILITIES:
Accounts payable (including $30,350 and $36,200 to related parties as of September 30, 2018, and 2017, respectively)	346,900	736,900
Accrued liabilities	268,900	55,200
Accrued compensation	175,400	466,000
Accrued compensation - related parties	209,300	204,600
Accrued interest and other	3,900	3,900
Deferred revenue	159,700	45,900
Current portion of note payable		31,500
Current portion of capital lease	1,300	1,300
Total current liabilities	1,165,400	1,545,300
LONG-TERM LIABILITIES
Long-term borrowing, net	587,700
Accrued interest on long-term borrowing	110,100
Long term portion of capital lease	2,100	3,400
Total long-term liabilities	699,900	3,400
TOTAL LIABILITIES	1,865,300	1,548,700
STOCKHOLDERS' EQUITY:
Preferred stock, $0.001 par value; 15,000,000 authorized; 1,500,000 shares of Series A Preferred Stock and 500,000 shares of Series A-1 authorized; 550,000 shares of Series A Preferred Stock and 500,000 shares of Series A-1 issued and outstanding as of September 30, 2018; No shares of Preferred stock issued and outstanding as of September 30, 2017; aggregate liquidation preference of $1,968,750 as of September 30, 2018	1,100
Common stock, $0.001 par value; 250,000,000 shares and 500,000,000 shares authorized as of September 30, 2018 and September 30, 2017 respectively, 7,407,254 and 4,299,311 shares issued and outstanding as of September 30, 2018 and September 30, 2017, respectively;	7,400	4,300
Additional paid-in capital	89,257,700	80,189,700
Accumulated deficit	(85,245,300)	(75,646,600)
Total controlling interests	4,020,900	4,547,400
Non-controlling interest	(734,400)
Total stockholders' equity	3,286,500	4,547,400
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 5,151,800	$ 6,096,100